Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

New York — 95.7%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$1,976,934
Series A, 5.00%, 11/01/23	200	204,466
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	976,287
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	511,119
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	102,224
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,083,052
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,101,679
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	787,137
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,096,510
Buffalo Municipal Water Finance Authority RB
4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,565,436
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,835,691
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,058,912
City of New York NY GO
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,493,639
5.00%, 04/01/28	1,750	1,942,339
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,539,540
Series 1, 5.00%, 08/01/23	250	254,090
Series 2015-A, 5.00%, 08/01/23	400	406,544
Series A, 5.00%, 08/01/25	200	212,084
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	263,981
Series A, 5.00%, 08/01/27	1,255	1,377,809
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,094,479
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,055,473
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	891,719
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	533,827
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	527,251
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	855,882
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	358,890
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	998,805
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	606,299
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	261,841
Series C, 5.00%, 08/01/23.	500	508,180
Series C, 5.00%, 08/01/26.	1,000	1,080,639
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,404,082
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	532,308
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	699,778
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	259,364
Series C-1, 5.00%, 08/01/27.	500	548,928
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	542,881
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	982,148
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,408,432
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,210,258
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	501,831
Series E, 5.00%, 08/01/23	740	752,106
Series E, 5.00%, 08/01/24	470	488,668
Series E, 5.00%, 08/01/25	230	243,896
Series E, 5.00%, 08/01/26	500	540,319
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	393,252
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	352,248
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	519,838
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,023
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	498,179
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	524,017
Series F-3, 5.00%, 12/01/25	500	533,739
Series I, 5.00%, 08/01/23 (Call 01/03/23)	1,000	1,001,997
Series J, 5.00%, 08/01/23	1,000	1,016,360
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,139,676

	Par
Security	(000)	Value

New York (continued)
Series J, 5.00%, 08/01/28 (Call 08/01/24)	$1,000	$1,035,076
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	542,375
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,000,097
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,665,556
City of Rochester NY GOL, 5.00%, 08/01/31 (Call 08/01/30)	1,000	1,139,581
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	311,324
Series C, 5.00%, 10/01/23 (BAM)	335	341,577
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	130,307
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,277,061
5.00%, 06/01/24	1,890	1,957,095
5.00%, 06/01/24 (AGM)	565	585,057
Series B, 5.00%, 06/01/26 (AGM)	250	269,858
County of Nassau NY GOL
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,221,369
Series B, 5.00%, 04/01/23	200	201,591
Series B, 5.00%, 10/01/24	1,000	1,040,744
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,098,500
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	503,579
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,057,056
Series C, 5.00%, 10/01/27.	975	1,070,299
County of Rockland NY GOL, 5.00%, 06/15/23	500	506,762
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,053,444
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,650,243
County of Westchester NY GOL
5.00%, 12/15/23	150	153,906
5.00%, 10/15/28	2,000	2,258,943
Series A, 5.00%, 01/01/23	900	901,932
Series A, 5.00%, 01/01/24	365	374,895
Series A, 5.00%, 12/01/24	1,000	1,048,440
Series A, 5.00%, 10/15/28	1,000	1,129,472
Series B, 5.00%, 11/15/24	125	130,975
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	783,982
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,038,097
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	481,574
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	140,163
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,464,319
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	376,834
5.00%, 05/01/27 (SAW)	500	548,472
5.00%, 05/01/29 (SAW)	1,000	1,135,616
Series A, 5.00%, 05/01/23 (SAW)	500	505,135
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,717,713
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,080,279
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,699,866
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,951,662
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,155,163
Series A, 5.00%, 02/15/23	375	376,878
Series A, 5.00%, 02/15/25	200	209,705
Series A, 5.00%, 02/15/26	1,745	1,863,415
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	432,482
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	107,916
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	537,150
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,492,637

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 02/15/37 (Call 02/15/27)	$2,795	$2,958,214
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	527,243
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	210,083
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	208,999
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	676,675
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	995,601
5.00%, 09/01/24	1,310	1,361,984
5.00%, 09/01/25	1,125	1,195,261
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,514,120
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,594,550
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,254,452
5.00%, 09/01/38 (Call 09/01/28)	250	266,270
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,014,069
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,750,738
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	944,216
Series A, 5.00%, 09/01/30	500	576,531
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	257,196
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,525,237
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,035,134
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	522,764
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	781,039
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	80	72,668
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	579,380
Metropolitan Transportation Authority RB
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,254,084
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,667,637
Series A, 0.00%, 11/15/30(c)	850	631,523
Series A, 5.00%, 11/15/24 (Call 11/15/23)	250	250,305
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	786,844
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	323,512
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,065,884
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,007,703
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,281,092
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	295,679
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	818,360
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,326,063
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	343,867
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	977,582
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	201,522
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	520,737
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	322,666
Series B, 5.00%, 11/15/24	500	514,328
Series B, 5.00%, 11/15/25	250	260,092
Series B, 5.00%, 11/15/26	750	787,454
Series B, 5.00%, 11/15/28	1,005	1,048,710
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	392,990
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	976,696
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,083,771
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,064,816
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	651,306
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	498,520
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,184,789
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,860,225
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	459,763
Series C-1, 5.00%, 11/15/25	200	208,074
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	354,374
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,226,248
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,008,780
Series C-2, 0.00%, 11/15/27(c)	1,000	830,250

	Par
Security	(000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/29(c)	$1,000	$760,274
Series C-2, 0.00%, 11/15/39(c)	245	107,433
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,085,454
Series D, 5.00%, 11/15/25 (Call 05/15/23)	1,230	1,231,266
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	511,528
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	250,602
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	900,753
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	827,102
Series E, 4.00%, 11/15/38 (Call 11/15/23)	105	94,657
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	365,190
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	529,514
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	936,465
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,500,017
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	999,334
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,097,397
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,257,100
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	155,375
Series A, 5.00%, 11/15/24	1,000	1,046,433
Series A, 5.00%, 11/15/29	500	575,148
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	586,633
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	353,648
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	621,410
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,877,501
Series A, 5.00%, 10/01/24	100	104,293
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	558,974
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	225	238,157
5.00%, 06/15/47 (Call 12/15/32)	5,300	5,739,845
Series AA, 4.00%, 06/15/24	420	429,436
Series AA, 5.00%, 06/15/24	250	259,360
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	383,773
Series BB, 5.00%, 06/15/47 (Call 12/15/23)	460	460,408
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,734,945
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	658,690
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,175,017
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	547,285
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	373,028
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	334,444
Series CC-2, 5.00%, 06/15/25	805	852,073
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,216,143
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	509,589
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,647,547
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,556,264
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	474,781
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	500,444
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	512,035
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	534,287
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	498,701
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,308,841
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	320,177
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	519,004
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,479,090
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,062,843
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	949,562

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	$1,430	$1,398,214
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	192,421
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	700,555
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	580,952
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	515,636
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	500,473
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	362,206
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	553,547
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	553,547
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	332,287
5.00%, 05/01/32 (Call 05/01/26)	500	532,104
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,623,668
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,216,593
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,104,865
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,041,427
5.25%, 11/01/37 (Call 11/01/32)	375	428,121
5.50%, 11/01/45 (Call 11/01/32)	850	967,684
Series A-1, 5.00%, 08/01/24	500	519,859
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	351,028
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	335,328
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,039,726
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,085,924
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	354,416
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	404,148
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,075,469
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	967,021
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,286,951
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	978,738
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,185,777
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	191,706
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	530,688
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	516,548
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	211,930
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	913,414
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,186,544
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,084,520
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,222,860
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,059,912
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,531,888
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	798,644
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,050,376
Series C, 5.00%, 11/01/24	950	993,094
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,317,656
Series C, 5.00%, 11/01/26	115	125,065
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	958,098
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	484,787
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	532,132
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,093,311
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	999,934
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,457,923
Series C-1, 5.00%, 05/01/23	500	505,301
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,044,134
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	797,526
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	528,114
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,608,453
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	972,418

	Par
Security	(000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	$200	$211,738
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	520,147
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,436,780
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,505,586
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,091,596
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,289,101
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,071,859
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	326,658
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,111,321
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	544,955
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	543,017
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,444,982
Series AA, 5.00%, 06/15/27.	1,000	1,099,439
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	196,617
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	514,711
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	257,010
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,018,182
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,033,307
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	511,118
Series DD-1, 5.00%, 06/15/30	500	578,054
Series EE, 5.00%, 06/15/31	690	808,225
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	535,626
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,133,492
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	254,797
Series A, 0.00%, 11/15/48(c)	500	133,412
New York Liberty Development Corp. RB, 4.00%, 02/15/43 (Call 02/15/30)	500	465,147
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	481,733
5.00%, 11/15/26 (AGM)	500	544,349
5.00%, 11/15/27 (AGM)	500	554,648
5.00%, 11/15/31 (AGM)	1,000	1,175,382
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,440,227
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	944,778
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	746,012
New York State Dormitory Authority RB
3.00%, 07/01/45 (Call 07/01/32)	750	570,441
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,351,658
4.00%, 07/01/41 (Call 07/01/28)	4,000	3,957,159
4.00%, 07/01/42 (Call 07/01/32)	1,000	977,476
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,118,373
4.00%, 03/15/46 (Call 03/15/32)	1,000	956,379
4.00%, 07/01/46 (Call 07/01/29)	1,000	948,969
4.00%, 03/15/48 (Call 09/15/30)	2,830	2,680,511
5.00%, 02/15/26	250	268,156
5.00%, 02/15/26 (ETM)	420	449,853
5.00%, 07/01/28	1,000	1,105,752
5.00%, 03/15/29 (Call 09/15/25)	315	333,018
5.00%, 07/01/30	1,000	1,095,793
5.00%, 03/15/31	2,500	2,905,256
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,071,861
5.00%, 02/15/36 (Call 02/15/27)	500	531,101
5.00%, 07/01/45 (Call 07/01/25)	95	96,004
5.00%, 07/01/45 (PR 07/01/25)	5	5,283
5.00%, 07/01/48 (Call 07/01/28)	285	300,489
5.00%, 07/01/48 (PR 07/01/28)	215	240,200
Series 1, 5.50%, 07/01/40 (AMBAC)	400	475,899

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 4.00%, 03/15/35 (Call 09/15/30)	$1,950	$1,992,432
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	494,645
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	470,437
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	269,300
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	457,068
Series A, 5.00%, 03/15/24	1,335	1,375,945
Series A, 5.00%, 12/15/24 (PR 12/15/22)	250	250,239
Series A, 5.00%, 12/15/25 (PR 12/15/22)	1,000	1,000,954
Series A, 5.00%, 02/15/26 (PR 02/15/24)	355	365,207
Series A, 5.00%, 07/01/26	1,125	1,208,689
Series A, 5.00%, 10/01/26	255	277,761
Series A, 5.00%, 10/01/27	500	554,594
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	356,318
Series A, 5.00%, 10/01/28	500	565,221
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	575,549
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	999,644
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	731,773
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	418,835
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	500,477
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,046,634
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	348,505
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,590,002
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	530,588
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	330,113
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,141,998
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,107,913
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	520,049
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,197,999
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,648,139
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,010,667
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,116,002
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,088,483
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	503,633
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,080,856
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	523,948
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,076,899
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	367,967
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	257,560
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	502,667
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,040,294
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	507,565
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	109,260
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	252,672
Series A, 5.00%, 10/01/47	300	352,792
Series A, 5.00%, 10/01/48	500	588,455
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	529,541
Series A, 5.00%, 10/01/50	310	365,537
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	784,090
Series A-2, 5.00%, 10/01/46	225	264,411
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	761,688
Series B, 5.00%, 10/01/23	800	816,305
Series B, 5.00%, 10/01/24	190	198,470
Series B, 5.00%, 10/01/25	2,100	2,244,365
Series B, 5.00%, 02/15/27	420	458,029
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	548,224
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,045,029
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	820,788
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	520,448
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,080,318
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	531,953

	Par
Security	(000)	Value

New York (continued)
Series B, 5.00%, 02/15/38 (Call 02/15/25)	$500	$516,131
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,088,022
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,044,043
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	530,601
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	474,054
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	511,424
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,079,667
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	533,636
Series C, 5.50%, 07/01/23 (NPFGC)	65	66,099
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	3,804,035
Series D, 5.00%, 02/15/23.	200	201,067
Series D, 5.00%, 02/15/25.	1,400	1,474,119
Series D, 5.00%, 02/15/28.	1,000	1,113,198
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	215,475
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,665,000
Series E, 4.00%, 03/15/27 (PR 09/15/25)	400	415,522
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	1,987,583
Series E, 5.00%, 02/15/23	500	502,628
Series E, 5.00%, 02/15/24	1,000	1,029,716
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,056,100
Series F, 5.00%, 10/01/26 (Call 10/01/23) (AGM, SAW)	25	25,048
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	1,001,622
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,082,216
4.00%, 08/15/46 (Call 02/15/32)	1,000	983,698
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,480,628
5.00%, 05/15/23	665	672,764
5.00%, 03/15/24	280	288,582
5.00%, 09/15/29	500	572,784
5.00%, 08/15/31	300	352,858
5.00%, 09/15/32	500	594,574
5.00%, 09/15/34 (Call 09/15/32)	500	581,777
5.00%, 06/15/35 (Call 06/15/28)	365	399,178
5.00%, 09/15/37 (Call 09/15/32)	500	569,038
Series A, 5.00%, 06/15/23	460	466,320
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	319,142
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	215,755
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,052,874
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	538,250
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	881,080
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,283,677
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	486,398
Series B, 5.00%, 06/15/24	250	259,130
Series B, 5.00%, 06/15/28	500	561,202
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,069,024
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,391,648
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,054,316
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	775	711,589
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,869,316
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	537,325
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	105,010
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	512,214
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	611,873
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,847,496
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,531,551
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	910,027
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,483,369
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	922,101
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	132,963

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series J, 5.00%, 01/01/26 (Call 01/01/24)	$100	$102,258
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,014,061
Series K, 5.00%, 01/01/24	215	220,295
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	483,606
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	259,900
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	353,116
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	504,671
Series L, 5.00%, 01/01/24	500	512,313
Series L, 5.00%, 01/01/25	200	209,198
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	872,708
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	380,015
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,145,984
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	931,149
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	475,188
4.00%, 03/15/49 (Call 09/15/30)	1,000	932,034
5.00%, 03/15/23	750	755,544
5.00%, 03/15/25	350	367,990
5.00%, 03/15/31 (Call 09/15/30)	500	574,031
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,182,824
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,065,709
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	991,385
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	980,337
Series A, 5.00%, 03/15/27 (PR 03/15/26)	155	166,279
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	792,488
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	424,423
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	538,723
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	364,766
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	210,546
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,155,782
Series A-1, 5.00%, 03/15/24 (PR 03/15/23)	600	604,273
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	523,393
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	240,840
Series C, 5.00%, 03/15/24 (PR 03/15/23)	700	705,086
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	658,706
Series C-1, 5.00%, 03/15/27.	285	310,914
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	529,314
Series D, 5.00%, 03/15/24 (PR 03/15/23)	1,000	1,006,688
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	420,201
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,008,628
Series E, 5.00%, 03/15/25 (PR 03/15/23)	100	100,727
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,333,645
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	469,980
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,098,729
5.00%, 12/01/40 (Call 12/01/29)	500	547,157
5.00%, 12/01/43 (Call 12/01/29)	500	543,188
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	777,331
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	265,203
4.00%, 12/15/40 (Call 06/15/24)	400	398,964
4.00%, 06/15/44 (Call 06/15/24)	250	243,304
4.00%, 09/01/45 (Call 09/01/29)	1,000	968,033
5.00%, 07/15/24	125	129,718
5.00%, 07/15/25	750	792,852
5.00%, 07/15/29	520	585,771
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,120,321
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,122,588
5.00%, 07/15/33 (Call 07/15/30)	500	564,431

	Par
Security	(000)	Value

New York (continued)
5.00%, 09/01/33 (Call 09/01/29)	$1,000	$1,115,647
5.00%, 09/01/34 (Call 09/01/24)	250	258,446
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	734,120
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	412,133
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,057,663
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,050,615
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	517,379
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,046,155
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	524,071
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	515,279
Series 205, 5.00%, 11/15/25	1,000	1,063,896
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	542,465
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	528,552
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,419,289
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,379,724
Series 5, 5.38%, 03/01/28	365	392,140
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	300	306,530
Series A, 5.00%, 10/15/24	1,890	1,975,662
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,170,763
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,397,303
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,641,159
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,505,266
Series A, 5.00%, 10/15/31 (PR 10/15/24)	1,385	1,447,774
State of New York GO
5.00%, 03/15/24	280	288,690
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	200,756
Series A, 5.00%, 02/15/23	100	100,522
Series A, 5.00%, 03/01/23	1,000	1,006,348
Series A, 5.00%, 03/01/24	810	834,405
Series A, 5.00%, 02/15/25	1,000	1,052,037
Series A, 5.00%, 03/01/26 (PR 03/01/23)	300	301,882
Series A, 5.00%, 03/15/27	500	548,009
Series A, 5.00%, 03/01/28 (PR 03/01/23)	370	372,321
Series A, 5.00%, 03/15/31	500	585,083
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,025,497
5.00%, 06/01/24	275	284,762
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	503,517
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,530,927
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,535
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	502,531
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	515,209
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	546,450
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	141,895
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,436,730
4.00%, 03/15/28 (Call 03/15/24)	250	254,147
5.00%, 05/01/27 (Call 05/01/25)	600	633,484
Series C, 5.00%, 01/15/23	2,000	2,006,164
Town of Hempstead NY GOL, 5.00%, 06/15/28.	1,000	1,125,698
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,371,574
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,706,731
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	946,373
5.00%, 11/15/34 (Call 05/15/27)	225	242,069
5.00%, 11/15/43 (Call 05/15/29)	665	708,203
5.00%, 05/15/52	250	278,372

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 0.00%, 11/15/30(c)	$445	$331,655
Series A, 0.00%, 11/15/32(c)	200	135,993
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	1,919,834
Series A, 5.00%, 11/15/23	245	250,556
Series A, 5.00%, 11/15/24	1,355	1,416,069
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	292,953
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	505,474
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	258,380
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	524,946
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,418,575
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	663,017
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	527,276
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	889,809
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(b)	190	185,638
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(b)	190	179,044
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(b)	835	744,126
Series B, 0.00%, 11/15/32(c)	700	478,305
Series B, 5.00%, 11/15/24	250	261,267
Series B, 5.00%, 11/15/24 (Call 11/15/23)	650	653,614
Series B, 5.00%, 11/15/25 (Call 11/15/23)	710	711,454
Series B, 5.00%, 11/15/27 (Call 11/15/23)	415	415,847
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,088,249
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	347,231
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,788,157
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	264,273
Series C-1, 5.00%, 11/15/25	1,000	1,067,121
Series C-1, 5.00%, 11/15/26	1,000	1,087,129
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,066,121
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	135,052
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	700,621
5.00%, 06/15/27 (Call 06/15/25)	1,000	1,058,223
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,160,199
5.00%, 12/15/33 (Call 12/15/25)	400	425,023
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,759,302
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,175,304
5.00%, 12/15/35 (Call 12/15/25)	600	633,057
5.00%, 12/15/36 (Call 12/15/25)	150	157,819

	Par/
	Shares
Security	(000)	Value

New York (continued)
5.00%, 12/15/37 (Call 12/15/25)	$750	$788,430
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,296,096
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,613,786
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,175,982
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	399,462
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	650,577
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,279,829
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	767,897
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,023,036
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,015,357
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,195,902
		514,536,304

Total Long-Term Investments — 95.7%
(Cost: $545,287,794)		514,536,304

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds New York Money Fund Portfolio,1.42%(d)(e)	12,154	12,153,919

Total Short-Term Securities — 2.2%
(Cost: $12,153,919)		12,153,919

Total Investments — 97.9%
(Cost: $557,441,713)		526,690,223

Other Assets Less Liabilities — 2.1%		11,051,225

Net Assets — 100.0%		$537,741,448

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$5,380,325	$6,773,594	(a)	$—	$—	$—	$12,153,919	12,154	$40,328	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$514,536,304	$—	$514,536,304
Money Market Funds	12,153,919	—	—	12,153,919
	$12,153,919	$514,536,304	$—	$526,690,223

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation
GOL	General Obligation Limited